SCHEDULE OF DEFERRED TAX ASSETS (Details) (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Deferred tax liabilities from business combination		$ 2,642,124
Amortization intangible	$ 259,920	$ 111,950